Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Officer compensation	$ 27,000
Stock based compensation– related party		5,009,771	$ 8,141,501
Professional fees	19,925	9,004	102,286	119,863
Consulting expense			39,602	105,565
General and administrative	4,664	16,359	196,500	83,743
Total operating expenses	51,589	5,035,134	8,479,889	309,171
Loss from operations	(51,589)	(5,035,134)	(8,479,889)	(309,171)
Other income:
Interest expense			(382)
Interest income	1,913
Other income	9,380		8,055	22,000
Total other income	11,293		7,673	22,000
Loss from operations before provision for income taxes	(40,296)	(5,035,134)	(8,472,216)	(287,171)
Provision for income taxes
Net loss	(40,296)	(5,035,134)	(8,472,216)	(287,171)
Other comprehensive income:
Foreign currency translation adjustment	(61)		665
Comprehensive Loss	$ (40,357)	$ (5,035,134)	$ (8,471,551)	$ (287,171)
Net loss per common share - basic	$ (0.00)	$ (0.89)	$ (1.43)	$ (0.30)
Net loss per common share - diluted	$ (0.00)	$ (0.89)	$ (1.43)	$ (0.30)
Weighted average shared - basic	8,570,973	5,681,248	5,938,851	944,651
Weighted average shared - diluted	8,570,973	5,681,248	5,938,851	944,651